Bank borrowings	6 Months Ended
Jun. 30, 2026
Bank Borrowings
Bank borrowings

Note 8 — Bank borrowings

Bank borrowings include the followings:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Bank borrowings-short-term	30,000,000	30,000,000	4,404,704
Total	30,000,000	30,000,000	4,404,704

The total outstanding bank borrowings were RMB 30,000,000 and RMB 30,000,000 (USD 4,404,704) as of December 31, 2025 and June 30, 2026. During the six months ended June 30, 2026, the Company received the bank borrowings with the amount of RMB 25,000,000 (USD 3,670,587) and repaid the bank borrowings with the amount of RMB 25,000,000 (USD 3,670,587). All bank borrowings are secured and are working capital loans under revolving credit facilities, each with a maturity term not exceeding 12 months, for daily operational needs. The loans bear interest at floating rates. All loans will be paid off before July 2027.